Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Schedule of commitments

	As of
	December 31,
In CHF thousands	2024	2023
Within 1 year	27,554	21,746
Between 1 and 3 years	11,652	16,920
Between 3 and 5 years	4,008	7,632
More than 5 years	65	1,270
Total	43,279	47,568